Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of new accounting pronouncements and changes in accounting principles
The line items impacted by the adoption of ASU 2014-09 and ASU 2017-05 in the Consolidated Statement of Operations and the Consolidated Balance Sheet are presented below.
Consolidated Statement of Operations

Year Ended December 31, 2018	Results under prior accounting standards	Adjustment	As reported
(Dollars in millions, except per share amounts)
Operating revenues
Service	$3,086	$(108)	$2,978
Equipment sales	894	95	989
Total operating revenues	3,980	(13)	3,967
Cost of equipment sold	1,030	1	1,031
Selling, general and administrative	1,393	(5)	1,388
(Gain) loss on license sales and exchanges, net	(17)	(1)	(18)
Total operating expenses	3,815	(6)	3,809
Operating income (loss)	166	(8)	158
Income (loss) before income taxes	223	(8)	215
Income tax expense (benefit)	53	(2)	51
Net income	170	(6)	164
Net income attributable to U.S. Cellular shareholders	156	(6)	150
Basic earnings per share attributable to U.S. Cellular shareholders	$1.81	$(0.06)	$1.75
Diluted earnings per share attributable to U.S. Cellular shareholders	$1.79	$(0.07)	$1.72
Numbers may not foot due to rounding.
Consolidated Balance Sheet

As of December 31, 2018	Results under prior accounting standards	Adjustment	As reported
(Dollars in millions)
Accounts receivable
Customers and agents, less allowances	$844	$64	$908
Prepaid expenses	88	(25)	63
Other current assets	31	3	34
Total current assets	1,769	43	1,812
Licenses	2,185	1	2,186
Investments in unconsolidated entities	424	17	441
Other assets and deferred charges	418	161	579
Total assets	7,052	222	7,274
Customer deposits and deferred revenues	178	(21)	157
Other current liabilities	90	4	94
Total current liabilities	708	(17)	691
Deferred income tax liability, net	459	51	510
Other deferred liabilities and credits	371	18	389
Retained earnings	2,275	169	2,444
Total U.S. Cellular shareholders' equity	3,888	169	4,057
Noncontrolling interests	9	1	10
Total equity	3,897	170	4,067
Total liabilities and equity	$7,052	$222	$7,274
Numbers may not foot due to rounding.

Schedule of Multiple-deliverable Arrangements
The following is a description of principal activities from which U.S. Cellular generates its revenues.

Services and products	Nature, timing of satisfaction of performance obligations, and significant payment terms

Wireless services
Wireless service includes voice, messaging and data services. Revenue is recognized in Service revenues as wireless service is provided to the customer. Wireless services generally are billed and paid in advance on a monthly basis.

Wireless devices and accessories
U.S. Cellular offers a comprehensive range of wireless devices such as handsets, tablets, mobile hotspots, home phones and routers for use by its customers, as well as accessories. U.S. Cellular also sells wireless devices to agents and other third-party distributors for resale. U.S. Cellular frequently discounts wireless devices sold to new and current customers. U.S. Cellular also offers customers the option to purchase certain devices and accessories under installment contracts over a specified time period. For certain equipment installment plans, after a specified period of time, the customer may have the right to upgrade to a new device. Such upgrades require the customer to enter into an equipment installment contract for the new device, and transfer the existing device to U.S. Cellular. U.S. Cellular recognizes revenue in Equipment sales revenues when control of the device or accessory is transferred to the customer, which is generally upon delivery.

Wireless roaming
U.S. Cellular receives roaming revenues when other wireless carriers’ customers use U.S. Cellular’s wireless systems. U.S. Cellular recognizes revenue in Service revenues when the roaming service is provided to the other carrier’s customer.

Wireless Eligible Telecommunications Carrier (ETC) Revenues
Telecommunications companies may be designated by states, or in some cases by the FCC, as an ETC to receive support payments from the Universal Service Fund if they provide specified services in “high cost” areas. ETC revenues recognized in the reporting period represent the amounts which U.S. Cellular is entitled to receive for such period, as determined and approved in connection with U.S. Cellular’s designation as an ETC in various states.

Wireless tower rents
U.S. Cellular receives tower rental revenues when another carrier leases tower space on a U.S. Cellular owned tower. U.S. Cellular recognizes revenue in Service revenues in the period during which the services are provided.

Activation fees	U.S. Cellular charges its end customers activation fees in connection with the sale of certain services and equipment. Activation fees are deferred and recognized over the period benefitted.

Disaggregation of revenue
In the following table, revenue is disaggregated by type of service and timing of revenue recognition. Service revenues are recognized over time and Equipment sales are point in time.

Year Ended December 31, 2018
(Dollars in millions)
Revenues from contracts with customers:
Retail service	$2,623
Inbound roaming	154
Other service	135
Service revenues from contracts with customers	2,912
Equipment sales	989
Total revenues from contracts with customers[1]	$3,901

[1]	These amounts do not include revenues outside the scope of ASU 2014-09; therefore, revenue line items in this table will not agree to amounts presented in the Consolidated Statement of Operations.

Contract with customer, Assets and Liabilities
The accounts receivable balance related to amounts billed and not paid on contracts with customers, net of allowances, is shown in the table below. Bad debts expense recognized for the year ended December 31, 2018, related to receivables was $94 million.

December 31, 2018
(Dollars in millions)
Accounts receivable
Customer and agents	$908
Roaming	20
Other	32
Total[1]	$960

[1]
These amounts do not include accounts receivable related to revenues outside the scope of ASU 2014-09; therefore, accounts receivable line items presented in this table will not agree to amounts presented in the Consolidated Balance Sheet.

The following table provides a rollforward of contract assets from contracts with customers, which are recorded in Other current assets and Other assets and deferred charges in the Consolidated Balance Sheet.

Contract Assets
(Dollars in millions)
Balance at December 31, 2017	$—
Change in accounting policy	26
Contract additions	23
Terminated contracts	(1)
Reclassified to receivables	(39)
Balance at December 31, 2018	$9
The following table provides a rollforward of contract liabilities from contracts with customers, which are recorded in Customer deposits and deferred revenues and Other deferred liabilities and credits in the Consolidated Balance Sheet.

Contract Liabilities
(Dollars in millions)
Balance at December 31, 2017	$—
Change in accounting policy - Deferred revenues reclassification[1]	167
Change in accounting policy - Retained earnings impact	(21)
Contract additions	154
Terminated contracts	(2)
Revenue recognized	(135)
Balance at December 31, 2018	$163

[1]	This amount represents U.S. Cellular's obligation to transfer goods or services to customers for which it had received payment and classified as deferred revenue at December 31, 2017.

Remaining performance obligation
The following table includes estimated service revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. These estimates represent service revenue to be recognized when wireless services are delivered to customers pursuant to service plan contracts. These estimates are based on contracts in place as of December 31, 2018, and may vary from actual results due to future contract modifications. As a practical expedient, revenue related to contracts of less than one year, generally month-to-month contracts, are excluded from these estimates.

Service Revenue
(Dollars in millions)
2019	$236
2020	47
Thereafter	15
Total	$298